Annual Fund Operating Expenses (Invesco Van Kampen Real Estate Securities Fund, Class Institutional, Invesco Van Kampen Real Estate Securities Fund)	12 Months Ended
	May 02, 2011
Invesco Van Kampen Real Estate Securities Fund | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Annual Fund Operating Expenses
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	0.99%	[1]

[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.